Performance Management	Oct. 22, 2025
Roundhill Inverse Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/wdow and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/wdow
Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/wrty and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/wrty
Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/wvoo and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/wvoo
Roundhill Inverse S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/wqqq and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/wqqq